SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Share-based Compensation [Abstract]
Disclosure of terms and conditions of share-based payment arrangement
The number of PSUs with a TSR Target that vest under the Equity Incentive Plan 2021-2023 is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific Peer Group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest
1	150%
2	120%
3	100%
4	75%
5	50%
>5	0%

The defined Peer Group (including the Company) for the TSR Target is presented below.

Ferrari	Aston Martin	Burberry	Hermes
Kering	LVMH	Moncler	Richemont
EBITDA Target
The number of PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2021-2023 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+10%	140%
+5%	120%
Business Plan Target	100%
-5%	80%
<-5%	0%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The fair value of the PSUs and RSUs that were awarded under the equity incentive plans, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan	2019-2021	2020-2022	2021-2023
PSUs	€110.57 - €111.64	€136.06	€130.42
RSUs	€119.54 - €120.56	€139.39	€171.86
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the equity incentive plans are summarized below:

Equity Incentive Plan	2019-2021	2020-2022	2021-2023
Grant date share price	€122.60	€142.95	€175.80
Expected volatility	26.5%	26.6%	27.0%
Dividend yield	0.83%	0.80%	0.75%
Risk-free rate	0%	0%	0%

Outstanding number of PSUs and RSUs
Changes to the outstanding number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

(number of awards)	Outstanding PSU Awards	Outstanding RSU Awards
Balance at January 1, 2019	686,526	118,264
Granted(1)	175,307	110,968
Forfeited	(32,832)	(18,000)
Vested	(230,282)	(40,087)
Balance at December 31, 2019	598,719	171,145
Granted(2)	48,173	39,780
Forfeited	(1,461)	(1,460)
Vested	(230,592)	(50,402)
Balance at December 31, 2020	414,839	159,063
Granted(3)	49,861	41,460
Forfeited	(19,775)	(13,048)
Vested	(292,753)	(63,814)
Balance at December 31, 2021	152,172	123,661
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(1)     Granted under the Equity Incentive Plan 2019-2021
(2)     Granted under the Equity Incentive Plan 2020-2022
(3)    Grander under the Equity Incentive Plan 2021-2023